Business Combinations Under Common Control - Reorganization Conditional Information (Detail) - CLP ($)					12 Months Ended
	Apr. 02, 2018	Apr. 01, 2018	Dec. 20, 2017	May 11, 1999	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Issued capital			$ 1,891,727,278,668		$ 3,882,103,470,000	$ 3,954,491,479,000
New common shares issued			23,069,844,862
Revenue of combined entity as if combination occurred at beginning of period						71,072,559,000
Profit (loss) of combined entity as if combination occurred at beginning of period						43,360,620,000
Enel Green Power Latin America S.A. [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date						52,892,734,000
Profit (loss) of acquiree since acquisition date						$ 30,471,438,000
Enel Generación Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary				60.00%
Enel Generación Chile S.A. [Member] | Enel S.p.A. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	61.93%
Enel Generación Chile S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					40.00%
Subscription price per share under preemptive rights offering					$ 82
Ownership interest in subsidiary	93.55%	59.98%			93.55%	93.55%
Enel Generación Chile S.A. [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid used to subscribe share					$ 236
Tender Offer consideration paid in cash (per share)					590
Common stock subscription price					82
Enel Generación Chile S.A. [Member] | American Depositary Shares [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid used to subscribe share					7,080
Tender Offer consideration paid in cash (per share)					17,700
Common stock subscription price					$ 4,100